PRINCIPAL ACTIVITIES AND ORGANIZATION	9 Months Ended
Sep. 30, 2025
PRINCIPAL ACTIVITIES AND ORGANIZATION
PRINCIPAL ACTIVITIES AND ORGANIZATION

1. PRINCIPAL ACTIVITIES AND ORGANIZATION

NovaBridge Biosciences (the “Company” or “NovaBridge”) (formerly known as I-Mab) was incorporated in the Cayman Islands on June 30, 2016 as an exempted company with limited liability under the Companies Act of the Cayman Islands. On January 17, 2020, the Company became listed on the Nasdaq Global Market in the United States. The Company and its subsidiaries (together the “Group”) is a global biotechnology platform company dedicated to bringing paradigm-shifting innovative treatments to the global markets in an accelerated and capital efficient manner. On October 24, 2025, shareholders of the Company approved the change in the Company’s name from I-Mab to NovaBridge Biosciences.

On February 6, 2024, the Group entered into definitive agreements with I-Mab Biopharma (Hangzhou) Co., Ltd. (later renamed TJ Biopharma (Hangzhou) Co., Ltd. and referred to herein as “TJBio Hangzhou”) and a group of China-based investors (the “TJBio Shanghai Equity Transfer”). Pursuant to the definitive agreements, the Group transferred 100% of the outstanding equity interest in I-Mab Biopharma Co., Ltd (later renamed to TJ Biopharma (Shanghai) Co. Ltd. and referred to herein as “TJBio Shanghai”), a former wholly-owned subsidiary of the Company that operated the Company’s business in China to TJ Biopharma (Hangzhou) Co., Ltd., collectively known as “TJ Biopharma” after the completion of the equity transfer transaction, for an aggregate consideration of the RMB equivalent of up to $80 million, contingent on TJ Biopharma’s achievement of certain future regulatory and sales-based milestone events as well as royalties. The transaction was completed on April 2, 2024. For details of the transaction please refer to Note 4 – Disposal of TJBio Shanghai.

Unless otherwise indicated, the information in the notes to the Condensed Consolidated Financial Statements refers only to NovaBridge’s continuing operations.

As of September 30, 2025, the Company’s principal subsidiaries are as follows:

			Percentage
			of direct or
	Place of	Date of incorporation or	indirect ownership
Subsidiaries	incorporation	acquisition	by the Company	Principal activities
I-Mab Biopharma US Ltd.	United States	February 28, 2018	100%	Research and development of innovative medicines
I-Mab Biopharma Hong Kong Limited (“I-Mab Hong Kong”)	Hong Kong	July 8, 2016	100%	Investment holding
I-Mab Bio-tech (Tianjin) Co., Ltd. (“I-Mab Tianjin”)	People’s Republic of China	July 15, 2017	100%	Research and development of innovative medicines
Visara, Inc	United States	September 24, 2025	100%(1)	Research and development of innovative medicines

(1)
As of September 30, 2025, Visara was a wholly-owned subsidiary of the Company. On October 14, 2025, the Company entered into a Series A Preferred Stock Subscription Agreement with Visara where the Company subscribed to 35 million shares of Visara’s Series A preferred stock, and AffaMed Therapeutics (HK) Limited (“AffaMed”) purchased approximately 16.2 million shares of Visara’s Series A preferred stock. Upon the completion of the transaction, NovaBridge owned 65% of Visara.